Loans Held for Investment (Details) (USD $) In Thousands, unless otherwise specified					3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 CapLease [Member] loan	Nov. 05, 2013 CapLease [Member]	Dec. 31, 2013 CapLease [Member] Minimum [Member]	Dec. 31, 2013 CapLease [Member] Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans Held for Investment			12
Loans held for investment				$ 26,457
Loans held for investment, net	$ 26,279	$ 0	$ 26,300
Interest Rate					5.28%	7.24%